Subsequent Event (Details)		12 Months Ended
	Jan. 14, 2024 ILS (₪)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 ILS (₪) ₪ / shares	Feb. 29, 2024 USD ($)	Jan. 14, 2024 USD ($) $ / shares	Dec. 31, 2022 $ / shares	Apr. 19, 2020 $ / shares
Subsequent Event [Line Items]
Fee amount | $		$ 12,544
Exchange rate price (in Dollars per share) | (per share)		$ 1	₪ 3.627
Exchange rate | ₪			₪ 3.627
Price per share (in Dollars per share) | $ / shares						$ 0.07	$ 0.068
Subsequent Event [Member]
Subsequent Event [Line Items]
Officer reduced percentage	70.00%
Fee amount | ₪	₪ 45,500
Monthly payment | ₪	₪ 20,000
Price per share (in Dollars per share) | $ / shares					$ 0.07
Settlement agreement value (in Dollars) | $				$ 1,100,000
Percentage of debt					5.00%
Subsequent Event [Member] | Initial Offering [Member]
Subsequent Event [Line Items]
Settlement agreement value (in Dollars) | $					$ 5,000,000
Settlement Agreement [Member]
Subsequent Event [Line Items]
Exchange rate price (in Dollars per share) | $ / shares		$ 1
Exchange rate | ₪			₪ 3.627
Dr. de la Vega [Member]
Subsequent Event [Line Items]
Fee amount | $		$ 5,514